Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco Advantage International Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			24.42%	5.17%	6.68%
Performance Inception Date		Aug. 27, 2015
Invesco Advantage International Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.33%	3.60%	5.48%
Invesco Advantage International Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.93%	3.50%	4.93%
Invesco Advantage International Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			29.75%	5.60%	6.65%
Performance Inception Date		Aug. 27, 2015
Invesco Advantage International Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			31.26%	6.10%	7.02%
Performance Inception Date		Aug. 27, 2015
Invesco Advantage International Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			32.04%	6.63%	7.52%
Performance Inception Date		Aug. 27, 2015
Invesco Advantage International Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			32.07%	6.63%	7.47%	[1]
Performance Inception Date		May 24, 2019
Invesco Advantage International Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			31.95%	6.63%	7.57%
Performance Inception Date		Aug. 27, 2015
Invesco Advantage International Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	7.91%	8.41%	[2]
Invesco Asia Pacific Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			17.50%	1.69%	7.17%
Performance Inception Date		Nov. 03, 1997
Invesco Asia Pacific Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.22%	(0.34%)	5.36%
Invesco Asia Pacific Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.55%	1.12%	5.53%
Invesco Asia Pacific Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			22.49%	2.10%	7.14%
Performance Inception Date		Nov. 03, 1997
Invesco Asia Pacific Equity Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[3]		23.98%	2.59%	7.51%
Performance Inception Date	[3]	Feb. 21, 2025
Invesco Asia Pacific Equity Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			24.66%	3.11%	8.05%
Performance Inception Date		Oct. 03, 2008
Invesco Asia Pacific Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			24.87%	3.27%	8.18%	[4]
Performance Inception Date		Apr. 04, 2017
Invesco Asia Pacific Equity Fund | MSCI All Country Asia Pacific ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			29.56%	4.19%	8.47%
Invesco EQV International Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.54%	2.12%	5.18%
Performance Inception Date		Apr. 07, 1992
Invesco EQV International Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.64%	(0.60%)	3.02%
Invesco EQV International Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.53%	1.37%	3.90%
Invesco EQV International Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.12%	2.50%	5.15%
Performance Inception Date		Aug. 04, 1997
Invesco EQV International Equity Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.62%	3.02%	5.52%
Performance Inception Date		Jun. 03, 2002
Invesco EQV International Equity Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			16.22%	3.53%	6.05%
Performance Inception Date		Oct. 03, 2008
Invesco EQV International Equity Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			16.31%	3.62%	6.14%
Performance Inception Date		Mar. 15, 2002
Invesco EQV International Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.38%	3.69%	6.22%
Performance Inception Date		Sep. 24, 2012
Invesco EQV International Equity Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	7.91%	8.41%
Invesco Global Focus Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.76%	2.77%	10.16%
Performance Inception Date		Oct. 01, 2007
Invesco Global Focus Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.79%	1.91%	9.19%
Invesco Global Focus Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.65%	2.08%	8.18%
Invesco Global Focus Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			12.18%	3.15%	10.12%
Performance Inception Date		Oct. 01, 2007
Invesco Global Focus Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			13.76%	3.68%	10.51%
Performance Inception Date		Oct. 01, 2007
Invesco Global Focus Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			14.33%	4.19%	11.06%
Performance Inception Date		Oct. 01, 2007
Invesco Global Focus Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			14.44%	4.32%	11.06%	[5]
Performance Inception Date		May 24, 2019
Invesco Global Focus Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			14.45%	4.31%	11.22%
Performance Inception Date		Aug. 28, 2012
Invesco Global Focus Fund | MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.44%	11.12%	13.99%
Invesco Global Focus Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%
Invesco Global Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.91%	5.85%	10.16%
Performance Inception Date		Dec. 22, 1969
Invesco Global Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.77%	2.88%	8.01%
Invesco Global Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.96%	4.18%	7.96%
Invesco Global Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.49%	6.23%	10.11%
Performance Inception Date		Oct. 02, 1995
Invesco Global Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			14.92%	6.76%	10.49%
Performance Inception Date		Mar. 01, 2001
Invesco Global Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			15.50%	7.30%	11.04%
Performance Inception Date		Nov. 17, 1998
Invesco Global Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			15.52%	7.39%	11.03%	[6]
Performance Inception Date		May 24, 2019
Invesco Global Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.62%	7.42%	11.20%
Performance Inception Date		Jan. 27, 2012
Invesco Global Fund | MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.44%	11.12%	13.99%
Invesco Global Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%
Invesco Global Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.22%	(8.47%)	4.71%
Performance Inception Date		Oct. 22, 1990
Invesco Global Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.19%	(8.71%)	3.73%
Invesco Global Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.74%	(6.10%)	3.78%
Invesco Global Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.29%	(8.13%)	4.67%
Performance Inception Date		Dec. 01, 1993
Invesco Global Opportunities Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.84%	(7.67%)	5.03%
Performance Inception Date		Mar. 01, 2001
Invesco Global Opportunities Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			7.37%	(7.21%)	5.56%
Performance Inception Date		Feb. 01, 2001
Invesco Global Opportunities Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			7.51%	(7.12%)	5.54%	[7]
Performance Inception Date		May 24, 2019
Invesco Global Opportunities Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.51%	(7.09%)	5.71%
Performance Inception Date		Jan. 27, 2012
Invesco Global Opportunities Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%
Invesco Global Opportunities Fund | MSCI ACWI SMID Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.29%	7.28%	9.19%
Invesco International Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.44%	0.86%	5.00%
Performance Inception Date		Mar. 25, 1996
Invesco International Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.59%	(2.16%)	3.07%
Invesco International Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	0.60%	3.97%
Invesco International Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.23%	1.24%	4.96%
Performance Inception Date		Mar. 25, 1996
Invesco International Growth Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.55%	1.75%	5.33%
Performance Inception Date		Mar. 01, 2001
Invesco International Growth Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			16.08%	2.26%	5.85%
Performance Inception Date		Sep. 07, 2005
Invesco International Growth Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			16.20%	2.36%	5.84%	[8]
Performance Inception Date		May 24, 2019
Invesco International Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.29%	2.40%	6.02%
Performance Inception Date		Mar. 29, 2012
Invesco International Growth Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	7.91%	8.41%
Invesco International Growth Fund | MSCI ACWI ex USA® Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.65%	4.01%	7.92%
Invesco International Small-Mid Company Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.33%	(1.92%)	5.80%
Performance Inception Date		Nov. 17, 1997
Invesco International Small-Mid Company Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.24%	(3.56%)	4.27%
Invesco International Small-Mid Company Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.56%	(1.32%)	4.63%
Invesco International Small-Mid Company Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.91%	(1.55%)	5.75%
Performance Inception Date		Nov. 17, 1997
Invesco International Small-Mid Company Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			16.45%	(1.05%)	6.12%
Performance Inception Date		Mar. 01, 2001
Invesco International Small-Mid Company Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	(0.56%)	6.66%
Performance Inception Date		Sep. 07, 2005
Invesco International Small-Mid Company Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	(0.47%) [9]	6.63%	[9]
Performance Inception Date		May 24, 2019
Invesco International Small-Mid Company Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			17.19%	(0.43%)	6.81%
Performance Inception Date		Dec. 29, 2011
Invesco International Small-Mid Company Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	7.91%	8.41%
Invesco International Small-Mid Company Fund | MSCI ACWI ex USA SMID Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			30.74%	6.80%	7.87%
Invesco International Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			16.96%	4.42%	4.46%
Performance Inception Date		Nov. 03, 1997
Invesco International Value Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.76%	2.27%	3.24%
Invesco International Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.76%	3.17%	3.43%
Invesco International Value Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			21.84%	4.82%	4.42%
Performance Inception Date		Nov. 03, 1997
Invesco International Value Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			23.42%	5.34%	4.79%
Performance Inception Date		Jun. 03, 2002
Invesco International Value Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			24.06%	5.87%	5.32%
Performance Inception Date		Oct. 03, 2008
Invesco International Value Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			23.88%	5.70%	5.13%
Performance Inception Date		Sep. 30, 2003
Invesco International Value Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			24.15%	6.00%	5.39%	[10]
Performance Inception Date		Apr. 04, 2017
Invesco International Value Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		32.39%	7.91%	8.41%
Invesco International Value Fund | MSCI ACWI ex USA® Value Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			39.50%	11.87%	8.74%
Invesco International Value Fund | MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		35.41%	10.30%	8.52%

[1]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	From the inception date of the oldest share class.
[3]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[6]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[7]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[8]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[9]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[10]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[11]	Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI ex USA® Index (Net) to better align with the Fund's current strategy and international exposure.